INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Net loss from continuing operations before income taxes	$ 14,421	$ (510)
Combined statutory tax rate	27.00%	27.00%
Income tax expense (recovery) at the Canadian statutory rate	$ 3,894	$ (138)
Reconciling items:
Effect of difference in foreign tax rates	477	57
Non-deductible/non-taxable items	217	892
Change in unrecognized deductible temporary differences	(147)	(334)
Impact of foreign exchange	761	(1,574)
Special mining duties	1,063	157
Revisions to estimates	11	(19)
Impact of change of tax rates	197	0
Share issue costs	(162)	(136)
Other items	10	43
Income tax expense recognized in the year	$ 6,321	$ (1,052)